Debt and Lease Liabilities - Finance leases and Other notes payable (Details) $ in Thousands, $ in Millions	1 Months Ended
	Mar. 31, 2010 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Debt and Lease Liabilities
Lease liabilities		$ 5,435,988	$ 5,386,639
Satellite Transponders
Debt and Lease Liabilities
Obligated interest rate	7.30%
Capital lease monthly fees (Sky)	$ 3.0
Lease liabilities		$ 1,062,504	$ 1,866,747
Property, plant and equipment, net
Debt and Lease Liabilities
Lease term	15 years